Share capital (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 32,369	$ 52,858	$ 64,738	$ 105,716
2021 [Member]
Statement [Line Items]
Shares based compensation recognized expense	0	1,187,959	0	1,187,959
2022 [Member]
Statement [Line Items]
Shares based compensation recognized expense	324,777	0	324,777	0
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	24,482	184,827	86,749	414,015
Total [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 381,628	$ 1,425,644	$ 476,264	$ 1,707,690